Summary of Significant Accounting Policies - Summary Of Components Of Accounts Receivable And Activity In The Allowance For Doubtful Accounts (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Accounts Receivable, after Allowance for Credit Loss [Abstract]
Trade receivables	$ 7,945,078	$ 5,451,252
Allowance for doubtful accounts	(929,800)	(404,755)
Total accounts receivable	7,015,278	5,046,497
Balance at beginning of period	(404,755)	(190,205)
Provision for uncollectible accounts	(641,357)	(710,882)
Uncollectible accounts written off	116,312	496,332
Balance at end of period	$ (929,800)	$ (404,755)